COMMITMENTS, GUARANTEES AND CONTINGENCIES - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) complaint
Loss Contingencies [Line Items]
Purchase obligations in 2017	$ 184
Purchase obligations in 2018	108
Purchase obligations in 2019	48
Purchase obligations in 2020	5
Purchase obligations thereafter	$ 3
New Tricare South Region Contract
Loss Contingencies [Line Items]
Contract term years	5 years
Total Medicare
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	74.00%
Military services
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	1.00%
Medicaid
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	5.00%
Solak v. Broussard et al., Litwin v. Broussard et al., Scott v. Humana Inc. et al.
Loss Contingencies [Line Items]
Number of putative class action complaints | complaint	3
Insurance-related Assessments | Penn Treaty Insolvency
Loss Contingencies [Line Items]
Estimate of possible loss	$ 30
Pending Litigation | Solak v. Broussard et al., Litwin v. Broussard et al., Scott v. Humana Inc. et al.
Loss Contingencies [Line Items]
Number of putative class action complaints | complaint	3
Pending Litigation | Solak v. Broussard et al., Litwin v. Broussard et al., Scott v. Humana Inc. et al. | KENTUCKY
Loss Contingencies [Line Items]
Number of putative class action complaints | complaint	2
Pending Litigation | Solak v. Broussard et al., Litwin v. Broussard et al., Scott v. Humana Inc. et al. | DELAWARE
Loss Contingencies [Line Items]
Number of putative class action complaints | complaint	1